Goodwill - Text details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Aug. 09, 2017 EUR (€)
Goodwill [Line items]
Acquisitions through business combinations, intangible assets and goodwill	€ 1,548	€ 140
Increase (decrease) through net exchange differences, intangible assets and goodwill	(836)	248
Goodwill	€ 7,731	€ 8,898
Home Monitoring [Member]
Goodwill [Line items]
Sensitivity pre-tax discount rate	90
Sensitivity compound long-term sales growth	(140)
Sensitivity terminal value	(12.00%)
Intangible assets and goodwill	€ 32
Population Health Management [Member]
Goodwill [Line items]
Sensitivity pre-tax discount rate	120
Sensitivity compound long-term sales growth	(400)
Sensitivity terminal value	(24.00%)
Intangible assets and goodwill	€ 187
Healthcare Informatics [Member]
Goodwill [Line items]
Sensitivity pre-tax discount rate	70
Sensitivity compound long-term sales growth	(150)
Sensitivity terminal value	(11.00%)
Intangible assets and goodwill	€ 174
The Spectranetics Corporation [Member]
Goodwill [Line items]
Acquisitions through business combinations, intangible assets and goodwill	1,255
Goodwill			€ 1,255
Remaining acquisitions (excluding Spectranetics) [Member]
Goodwill [Line items]
Acquisitions through business combinations, intangible assets and goodwill	€ 293